Accounts Receivable - Schedule of Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Receivables [Abstract]
Accounts receivable, gross	¥ 7,371		¥ 2,872
Less: allowance for doubtful accounts	(243)			¥ (3,780)	¥ (5,932)
Accounts receivable	¥ 7,128	$ 1,092	¥ 2,872